Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Regents Park Hedged Market Strategy ETF | Regents Park Hedged Market Strategy ETF
Prospectus [Line Items]
Annual Return [Percent]	10.42%	17.77%	11.72%